Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

12 — EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the fiscal years ended June 30, 2022, 2023 and 2024:

	For the Year Ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net income attributable to ordinary shareholders	14,259,406	(43,098,780)	13,251,753	1,823,501

Weighted average number of ordinary share outstanding
Basic and dilutive	26,338,878	26,710,005	30,367,806	30,367,806

Earnings (loss) per share
Basic and dilutive	0.54	(1.61)	0.44	0.06

Pursuant to ASC 260, Earnings Per Share, the Company has retroactively restated all shares and per share data for all periods presented. For the year ended June 30, 2024, The 75,000 IPO warrants and 1,188 over-allotment warrants were excluded from calculation of dilutive earnings per share because the warrants were antidilutive.